Financial assets at amortised cost - Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance	£ 5,095
Allowance for impairment losses			£ (3,371)	£ (3,213)
Total debt instruments held	5,095		5,318	5,095
Due from fellow Lloyds Banking Group undertakings			1,887	1,878
Total financial assets at amortised cost			483,594	474,709
Debt securities
Disclosure of financial assets [line items]
Balance	5,095	£ 3,308
Balance	5,097
Exchange and other movements	(6)	(103)
Additions (repayments)	229	1,897
Financial assets that have been written off	(1)	(1)
Disposal of businesses		(4)
Balance	5,319	5,097
Allowance for impairment losses			(1)	(2)
Total debt instruments held	5,095	3,308	5,318	5,095
Due from fellow Lloyds Banking Group undertakings			1,887	1,878
Total financial assets at amortised cost			483,594	474,709
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses			(700)	(640)
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Balance	5,095	3,305
Balance	5,095
Exchange and other movements	(6)	(103)
Additions (repayments)	229	1,897
Disposal of businesses		(4)
Balance	5,318	5,095
Total debt instruments held	5,095	3,305	5,318	5,095
Due from fellow Lloyds Banking Group undertakings			1,887	1,878
Total financial assets at amortised cost			436,402	431,113
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses			(1,031)	(1,055)
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Total financial assets at amortised cost			28,208	24,318
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses			(1,459)	(1,440)
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Balance		3
Balance	2
Financial assets that have been written off	(1)	(1)
Balance	£ 1	2
Allowance for impairment losses			(1)	(2)
Total debt instruments held		£ 3
Total financial assets at amortised cost			4,551	3,965
Purchased or originated credit impairment
Disclosure of financial assets [line items]
Allowance for impairment losses			(181)	(78)
Purchased or originated credit impairment | Debt securities
Disclosure of financial assets [line items]
Total financial assets at amortised cost			£ 14,433	£ 15,313